ALLOWANCES FOR DOUBTFUL RECEIVABLES (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Analysis of allowances for accounts receivable is as follows:
Beginning of the year	$ 1,202,940
Allowances made during the year	359,733	1,202,940
Foreign exchange effect	29,794
Closing balance	$ 1,592,467	$ 1,202,940